Reconciliation Between Effective Tax Rate and Statutory Rate (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
US Federal statutory income tax rate	98.53%	22.50%	35.00%	0.00%
Permanent non-deductible items			(0.27%)	0.00%
Other			0.16%	0.00%
Effect of valuation allowance			(34.89%)	0.00%
Effective income tax rate			0.00%	0.00%